INCOME TAX EXPENSE AND DEFERRED TAXES - Deferred income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income taxes
Deferred tax assets	$ 77,781,230	$ 82,735,898
Deferred tax liabilities	245,866,637	227,981,846
Total assets net	1,364,340
Total liabilities net	169,449,747	145,245,948
Property, plant and equipment
Deferred income taxes
Deferred tax assets	5,445,810	5,420,447
Deferred tax liabilities	51,414,971	46,181,359
Obsolescence provision
Deferred income taxes
Deferred tax assets	1,588,563	910,076
Deferred tax liabilities		112,359
ICMS exclusion credit
Deferred income taxes
Deferred tax liabilities	25,651,794
Employee benefits
Deferred income taxes
Deferred tax assets	5,418,561	5,169,161
Deferred tax liabilities	12,157	131,829
Post-employment benefits
Deferred income taxes
Deferred tax assets	148,853	90,941
Deferred tax liabilities	787,576	1,014,354
Tax loss carry forwards
Deferred income taxes
Deferred tax assets	7,607,813	9,137,392
Tax goodwill Brazil
Deferred income taxes
Deferred tax assets	10,341,033	18,836,838
Contingency provision
Deferred income taxes
Deferred tax assets	34,109,458	26,796,262
Foreign Exchange differences
Deferred income taxes
Deferred tax assets	9,284,450	13,083,953
Allowance for doubtful accounts
Deferred income taxes
Deferred tax assets	756,895	1,262,977
Coca-Cola incentives (Argentina)
Deferred income taxes
Deferred tax assets		352,061
Assets and liabilities for placement of bonds
Deferred income taxes
Deferred tax assets	390,163
Deferred tax liabilities	1,187,649	1,327,727
Lease liabilities
Deferred income taxes
Deferred tax assets	2,242,439	1,328,320
Inventories
Deferred income taxes
Deferred tax assets	447,192	347,470
Distribution rights
Deferred income taxes
Deferred tax liabilities	163,107,412	173,273,994
Others
Deferred income taxes
Deferred tax liabilities	$ 3,705,078	$ 5,940,224